Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Property, plant and equipment
December 31,	Useful Lives (Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302